Note 6 - Other Assets	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Other Assets Disclosure [Text Block]
6.	Other assets

	December 31, 2017	December 31, 2016

Advisor loans receivable	$44,978	$28,477
Equity and cost method investments	5,756	7,028
Financing fees, net of accumulated amortization of $1,672 (December 31, 2016 - $947)	2,953	2,044
Interest rate swap asset	751	-
Other	1,059	1,108

	$55,496	$38,657